CONVERTIBLE NOTES (Details)	Dec. 31, 2019 USD ($) $ / shares
Tranche A
Debt Instrument [Line Items]
Principal Amount | $	$ 22,250,000
Conversion Price | $ / shares	$ 2.60
Tranche B
Debt Instrument [Line Items]
Principal Amount | $	$ 13,350,000
Conversion Price | $ / shares	$ 5.20
Tranche C
Debt Instrument [Line Items]
Principal Amount | $	$ 4,450,000
Conversion Price | $ / shares	$ 7.80